Leases (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	£ 45,767,000	£ 66,591,000
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Current	2,043,000	1,951,000
Non-current	25,190,000	38,299,000
Total lease liabilities	27,233,000	40,250,000
Amounts Recognized in Consolidated Statements of Loss [Abstract]
Interest on lease liabilities	2,401,000	2,947,000	£ 0
Expenses relating to short-term leases	296,000	486,000	4,205,000
Expenses relating to leases of low-value assets	19,000	33,000
Interest on investment in sub-lease	(38,000)	(9,000)	0
Operating Lease Rentals Payable [Abstract]
Future minimum rentals payable under non-cancellable operating leases	0	73,000	81,586,000
Amounts recognized in Consolidated Statement of Cash Flows [Abstract]
Total cash outflow for leases	4,426,000	4,036,000
Lease income [Abstract]
Operating lease income	460,000	185,000	622,000
Operating lease income	460,000
Finance lease income on the net investment in the lease	38,000	9,000
Two Terminated Leasehold Properties [Member]
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Total lease liabilities	10,414,000
Four Remeasured Leasehold Properties [Member]
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Total lease liabilities	1,075,000
New Leasehold Property [Member]
Lease Liabilities Included in Consolidated Statements of Financial Position [Abstract]
Total lease liabilities	405,000
Less than One Year [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	3,560,000	4,469,000
Operating Lease Rentals Payable [Abstract]
Future minimum rentals payable under non-cancellable operating leases	0	73,000	4,329,000
One to Five Years [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	9,607,000	16,834,000
Operating Lease Rentals Payable [Abstract]
Future minimum rentals payable under non-cancellable operating leases	0	0	16,566,000
More than Five Years [Member]
Maturity Analysis Contractual Undiscounted Cash Flows [Abstract]
Total undiscounted lease liabilities	32,600,000	45,288,000
Operating Lease Rentals Payable [Abstract]
Future minimum rentals payable under non-cancellable operating leases	£ 0	£ 0	£ 60,691,000